Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1. Description of Business and Summary of Significant Accounting Policies
Description of Business
Hippo Holdings Inc., referred to herein as “Hippo” or the “Company” was originally incorporated under the name Reinvent Technology Partners Z (“RTPZ”), a Cayman Islands exempted company, on October 2, 2020 for the purpose of effecting a merger, capital stock-exchange, asset acquisition, share purchase, reorganization, or similar business combination. On August 2, 2021, RTPZ domesticated as a Delaware corporation and changed its name to “Hippo Holdings Inc.” (the “Domestication”) and consummated the merger (the “First Merger”) of RTPZ Merger Sub Inc. (“Merger Sub”), a Delaware corporation and subsidiary of RTPZ, with and into Hippo Enterprises Inc., a Delaware corporation (“Old Hippo”), with Old Hippo surviving the Merger as a wholly owned subsidiary of the Company immediately following the First Merger, Old Hippo (as the surviving corporation of the First Merger) was merged with and into the Company, with the Company surviving (the “Second Merger” and, together with the First Merger, the “Mergers” or the “Business Combination”). The Business Combination was completed pursuant to the terms of the Agreement and Plan of Merger, dated as of March 3, 2021, by and among RTPZ, Merger Sub and Old Hippo. For additional information on the Business Combination, refer to Note 2. The Company’s headquarters are located in Palo Alto, California.
The Company’s subsidiary, Hippo Analytics Inc., is a licensed insurance agency that provides various insurance services, including some or all of the following services for affiliated and non-affiliated insurance carriers: soliciting, marketing, servicing, underwriting, or providing claims processing services for a variety of commercial and personal insurance products. The Company’s insurance company subsidiaries, Spinnaker Insurance Company (“Spinnaker”), an Illinois domiciled insurance company, Spinnaker Specialty Insurance Company (“SSIC”), a Texas domiciled authorized surplus lines insurance company, and Mainsail Insurance Company (“MIC”), a Texas domiciled insurance company, underwrite personal and commercial insurance products on a direct basis through licensed insurance agents and surplus lines brokers. Hippo Analytics Inc. offers its insurance products through licensed insurance agents, and direct-to-consumer channels. The insurance products offered through Hippo Analytics Inc. primarily include homeowners’ insurance policies that protect customers from the risks of fire, wind, and theft. Hippo Analytics Inc. is licensed as an insurance agency in 50 states and the District of Columbia and currently underwrites and distributes policies in 37 states as a managing general agent. The Company’s other non-insurance subsidiaries offer service contracts, home health check-ups, and home care advice.
In November of 2019, Old Hippo formed a wholly-owned Cayman domiciled captive insurance company, RH Solutions Insurance (Cayman) Ltd. (“RHS”). In January of 2020, RHS began assuming insurance risk of policies from affiliated and non-affiliated insurance carriers solely for business written through Hippo Analytics Inc.
In August 2020, Old Hippo acquired Spinnaker, which is a licensed property casualty carrier in all 50 states and the District of Columbia. Beginning in September 2020, in connection with the acquisition of Spinnaker, the Company also retains portions of direct insurance risk for programs underwritten by third parties. The amount of risk retention is varied across the different programs. The Company retains approximately 12% of the proportional risk through Spinnaker or RHS.
Basis of Presentation and Consolidation
The consolidated financial statements and accompanying notes of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries where it has controlling financial interests, and any variable interest entities for which the Company is deemed to be the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation.

As a result of the Business Combination, which was completed on August 2, 2021, prior period share and per share amounts presented in the accompanying Consolidated Financial Statements and these related notes have been converted in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. Refer to Note 2 for additional information.
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, loss and loss adjustment expense (“LAE”) reserves, provision for commission slide and cancellations, reinsurance recoverable on paid and unpaid losses and LAE, the fair values of investments, common stock, stock-based awards, warrant liabilities, contingent consideration liabilities, embedded derivative liabilities, acquired intangible assets and goodwill, deferred tax assets and uncertain tax positions, and revenue recognition. The Company evaluates these estimates on an ongoing basis. These estimates are informed by experience and other assumptions that the Company believes are reasonable under the circumstances. Actual results may differ significantly from these estimates.
Business Combinations
The Company accounts for acquisitions of entities or asset groups that qualify as businesses using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Purchase consideration is allocated to the tangible and intangible assets acquired and liabilities assumed based on the estimated fair values as of the acquisition date, which are measured in accordance with the principles outlined in ASC 820, Fair Value Measurement. The determination of fair value requires management to make estimates about discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature. The excess of the total purchase consideration over the fair value of the identified net assets acquired is recognized as goodwill. The results of the acquired businesses are included in the results of operations beginning from the date of acquisition. Acquisition-related costs are expensed as incurred.
During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the allocation of purchase consideration and to the fair values of assets acquired and liabilities assumed to the extent that additional information becomes available. After this period, any subsequent adjustments are recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Business Combination on August 2, 2021 was accounted for as a reverse recapitalization. See Note 2 for additional information.
Segment Information
The Company’s chief operating decision maker reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has a single operating and reportable segment structure. Primarily all the Company’s long-lived assets are in the United States.
Cash, Cash Equivalents, and Restricted Cash
Cash consists of cash on deposit. The Company considers all highly liquid securities readily convertible to cash, that mature within three months or less from the original date of purchase to be cash equivalents. The

Company’s restricted cash relates to cash restricted to support issued letter of credits and collateral to insurers. The Company’s restricted cash also includes fiduciary assets.
Fiduciary Assets and Liabilities
In its capacity as an insurance agent and broker, the Company collects premiums from insureds and, after deducting its commission, remits the premiums to the respective insurers. The Company also processes claims on behalf of insurers and collects claims from insurers on behalf of insureds. Premiums collected from insureds but not yet remitted to insurance companies and claims collected from insurance companies but not yet remitted to insureds are fiduciary assets. Fiduciary assets are recorded within restricted cash in the Company’s consolidated balance sheets. Unremitted insurance premiums and claims held in a fiduciary capacity and the obligation to remit these funds is recorded as fiduciary liabilities within accrued expenses and other liabilities in the consolidated balance sheets.
Investments
The Company has categorized its investment portfolio as available-for-sale and has reported the portfolio at fair value, adjusted for other-than-temporary declines in fair value, with unrealized gains and losses, net of tax, reported as an amount in other comprehensive loss. Fair values are based on quoted market prices or dealer quotes, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities. Amortization of premium and accretion of discount are computed using the scientific method (constant yield to worst). Realized gains and losses are determined using specific identification method and included in the determination of income. Net investment income includes interest and dividend income, amortization and accretion of investment premiums and discounts, respectively, realized gains and losses on sales of securities, and other-than-temporary declines in the fair value of securities, if any.
The Company regularly reviews all the investments for other-than-temporary declines in fair value. The review includes the consideration of the cause of the impairment, including the creditworthiness of the security issuers, the number of securities in an unrealized loss position, the severity and duration of the unrealized losses, whether the Company has the intent to sell the securities, and whether it is more likely than not the Company will be required to sell the securities before the recovery of their amortized cost basis. When the Company determines that the decline in fair value of an investment is below the accounting basis and the decline is other-than-temporary, it reduces the carrying value of the security and records a loss for the amount of such decline in net investment income in the consolidated statements of operations and comprehensive loss.
Fair Value of Financial Instruments
The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions, and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that are publicly accessible at the measurement date.

•
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
The Company’s financial instruments include cash equivalents, restricted cash, fixed maturities, short-term investments, accounts receivable, accounts payable, assumed and ceded reinsurance contracts, preferred stock warrants and public and private warrants. Cash equivalents and restricted cash are principally stated at amortized cost, which approximates their fair value. Short-term investments and preferred stock warrants are reported at fair value. The recorded carrying amount of accounts receivable, assumed and ceded reinsurance contracts, and accounts payable approximates their fair value due to their short-term nature.
Concentration of Credit Risks
Financial instruments that potentially subject the Company to concentrations of credit risk are primarily comprised of cash and cash equivalents, short-term investments, fixed maturities available-for-sale, and reinsurance recoverables. Cash deposits may, at times, exceed amounts insured by the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation. However, its exposure to credit risk in the event of default by the financial institutions is limited to the extent of amounts recorded on the balance sheet. The Company performs evaluations of the relative credit standing of these financial institutions to limit the amount of credit exposure. The Company has not experienced any losses on its deposits of cash and cash equivalents to date. The Company limits its exposure to credit losses by investing in money market funds, U.S. government securities, or securities with average credit quality of AA- or better. Premium receivables are a mix of receivables due from policyholders, agents, and program administrators. The Company has no significant off-balance-sheet concentration of credit risks such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.
The Company enters into quota share and excess of loss contracts which may be susceptible to catastrophe exposure. The ceding of insurance does not legally discharge the Company from its primary liability for the full amount of the policy coverage, and therefore the Company will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance agreement. To minimize exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk and, in certain circumstances, holds substantial collateral (in the form of funds withheld and letters of credit) as security under the reinsurance agreements.
Accounts Receivable
Accounts receivable consists of premium receivables and commission receivables and is reported net of an allowance for premium amounts or estimated uncollectible commission. Such allowance is based upon an ongoing review of amounts outstanding, length of collection periods, the creditworthiness of the insured and other relevant factors. Amounts deemed to be uncollectible are written off against the allowance. As of December 31, 2021 and 2020, the Company has an allowance of $0.4 million and $0.5 million, respectively. Write-offs of receivables have not been material to the Company during the years ended December 31, 2021 and 2020.

Reinsurance
Reinsurance recoverable, including amounts related to incurred but not reported claims (“IBNR”), represent paid losses and LAE and reserves for unpaid losses and LAE ceded to reinsurers that are subject to reimbursement under reinsurance treaties. To minimize exposure to losses related to a reinsurer’s inability to pay, the financial condition of such reinsurer is evaluated initially upon placement of the reinsurance and periodically thereafter. In addition to considering the financial condition of a reinsurer, the collectability of the reinsurance recoverable is evaluated based upon a number of other factors. Such factors include the amounts outstanding, length of collection periods, disputes, any collateral or letters of credit held and other relevant factors. To the extent that an allowance for uncollectible reinsurance recoverable is established, amounts deemed to be uncollectible would be written off against the allowance for estimated uncollectible reinsurance recoverable. The Company currently has no allowance for uncollectible reinsurance recoverable.
Ceded premium written is recorded in accordance with the applicable terms of the reinsurance contracts and ceded premium earned is charged against revenue over the period of the reinsurance contracts. Ceded losses incurred reduce net loss and LAE incurred over the applicable periods of the reinsurance contracts with third-party reinsurers.
Prepaid reinsurance premiums represents the unearned portion of premiums ceded to reinsurers.
Amounts recoverable from reinsurers are estimated in a manner consistent with the liability associated with the reinsured business and consistent with the terms of the underlying contract.
Deferred Policy Acquisition Costs, net of Ceding Commissions
Incremental direct costs of acquiring insurance contracts and certain costs related directly to the acquisition process are deferred and amortized over the term of the policies or reinsurance treaties to which they relate. Those costs include commissions, premium taxes, and board and bureau fees. Ceding commissions relating to reinsurance agreements are recorded as a reimbursement for both deferrable and non-deferrable acquisition costs. The portion of the ceding commission that is equal to the pro-rata share of acquisition costs based on quota share percentage is recorded as an offset to the direct deferred acquisition costs. Any portion of the ceding commission that exceeds the deferrable acquisition costs of the business ceded is recorded as a deferred liability and amortized over the same period in which the related premiums are earned. The amortization of deferred policy acquisition costs is included in insurance related expenses on the consolidated statements of operations and comprehensive loss.
The Company amortized deferred policy acquisition costs of $13.9 million and $3.7 million for the years ended December 31, 2021 and 2020, respectively.
Premium Deficiency
A premium deficiency is recognized if the sum of expected losses and LAE, unamortized acquisition costs, and policy maintenance costs exceeds the remaining unearned premiums. A premium deficiency would first be recognized by charging any unamortized acquisition costs to expense to the extent required to eliminate the deficiency. If the premium deficiency was greater than unamortized acquisition costs, a liability would be accrued for the excess deficiency. The Company does not consider anticipated investment income when determining if a premium deficiency exists. The Company recognized a $0.3 million and nil premium deficiency at December 31, 2021 and 2020, respectively.

Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation and is reflected within other assets on the consolidated balance sheets. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful life of three years for furniture, fixtures, and equipment and two years for computer equipment. Leasehold improvements are also depreciated using the straight-line method and are amortized over the shorter of the remaining term of the lease or the useful life of the improvement. Depreciation expense totaled $0.4 million for the years ended December 31, 2021 and 2020, respectively.
Expenditures for improvements are capitalized, and expenditures for maintenance and repairs are expensed as incurred. Upon sale or retirement, the cost and related accumulated depreciation is removed from the related accounts, and the resulting gain or loss, if any, is reflected in interest and other expense in the consolidated statements of operations and comprehensive loss.
Leases
The Company categorizes leases at their inception as either operating or capital leases. As of and for the years ended December 31, 2021 and 2020, the Company’s leases are categorized as operating. In certain lease agreements, the Company may receive rent holidays and other incentives. For operating leases, the Company recognizes lease costs on a straight-line basis once control of the space is achieved, without regard to deferred payment terms such as rent holidays that defer the commencement date of required payments. Additionally, incentives received are treated as a reduction of costs over the term of the agreement.
Capitalized Internal Use Software
The Company capitalizes the costs to develop its internal use software when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be used as intended. Such costs are amortized on a straight-line basis over the estimated useful life of five years. Costs incurred prior to meeting these criteria, in addition to costs incurred for training and maintenance, are expensed as incurred.
Goodwill and Intangible Assets
The Company accounts for business combinations using the acquisition method of accounting, which requires that assets acquired and liabilities assumed be recorded at their fair values as of the acquisition date on the consolidated balance sheets. Any excess of purchase price over the fair value of net assets acquired is recorded as goodwill. The determination of estimated fair value requires the Company to make significant estimates and assumptions. Transaction costs associated with business combinations are expensed as they are incurred.
Included in the purchase price of an acquisition may be an estimation of the fair value of liabilities associated with contingent consideration. The fair value of contingent consideration is based upon the present value of the expected future payments to be made to the sellers of an acquired business in accordance with the provisions contained in the respective purchase agreements. Subsequent changes in the fair value of contingent consideration are recorded in the consolidated statements of operations and comprehensive loss.
When the Company determines net assets acquired does not meet the definition of a business combination under the acquisition method of accounting, the transaction is accounted for as an acquisition of assets and, therefore, no goodwill is recorded.

Amortization and Impairment
Intangible assets with finite useful lives are amortized over their estimated useful lives in the consolidated statements of operations and comprehensive loss.
Indefinite-lived intangible assets and goodwill are not amortized but are tested for impairment annually, or more frequently if necessary. The goodwill impairment test is performed at the reporting unit level. To review for impairment the Company first assess qualitative factors to determine whether events or circumstances lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. After assessing the totality of events and circumstances, if the Company determines that it is not more likely than not that the fair value of a reporting units is less than its carrying amount, no further assessment is performed. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company calculates the fair value of that reporting unit and compares the fair value to the reporting unit’s net book value. If the fair value of the reporting unit is greater than its net book value, there is no impairment. If the net book value exceeds the reporting unit’s fair value, an impairment loss is recognized, with the loss not exceeding the total amount of goodwill allocated to that reporting unit. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Indefinite-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to the asset’s carrying value. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized, and the asset is written down to its estimated fair value. There were no material impairment losses recognized on indefinite-lived intangible assets or goodwill during the years ended December 31, 2021 and 2020.
The Company evaluates the recoverability of long-lived assets, excluding goodwill and indefinite-lived intangible assets, whenever events or changes in circumstances indicate the carrying value of such asset may not be recoverable. Should there be an indication of impairment, the Company tests for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of the asset to the carrying amount of the asset or asset group. If the asset or asset group is determined to be impaired, any excess of the carrying value of the asset or asset group over its estimated fair value is recognized as an impairment loss. There were no material impairment losses recognized on long-lived assets during the years ended December 31, 2021 and 2020.
Loss and Loss Adjustment Expense Reserve
The reserve for unpaid losses and loss adjustment expenses include estimates for unpaid claims, claims adjustment expenses on reported losses and estimates of losses incurred but not reported (IBNR), net of salvage and subrogation recoveries. The liability is based on the Company’s best estimate of the amounts yet to be paid for all loss and loss adjustment expenses that will be paid on claims that occurred during the period and prior, whether those claims are currently known or unknown.
Loss and loss adjustment reserves at December 31, 2021 are the amount of ultimate loss and loss adjustment expense less the paid amounts as of December 31, 2021.
Ultimate loss and loss adjustment expense is the sum of the following items:

1.	Loss and loss adjustment expense paid through a given evaluation date

2.	Case reserves for loss and loss adjustment expense for losses that have been reported but not yet paid as of a given evaluation date

3.	IBNR for loss and loss adjustment expense include an estimate for future loss payments on incurred claims not yet reported and for expected development on reported claims

Case reserves are established within the claims adjustment process based on all known circumstances of a claim at the time. In addition, IBNR reserves are established by the Company based on reported loss and loss adjustment expenses and estimates of ultimate loss and loss adjustment expenses based on generally accepted actuarial reserving techniques that consider quantitative loss experience data and qualitative factors as appropriate.
The most significant assumptions used in the determination of the recorded reserve for loss and loss adjustment expenses are historical aggregate claim reporting and payment patterns, which is assumed to be indicative of future loss development and trends. Additionally, claim counts are used for analyses relating to natural disasters, such as hurricanes, earthquakes, and wildfires as losses from these events are inherently more difficult to estimate due to the potential exposure of the catastrophic events. Other assumptions considered include information developed from internal and independent external sources such as premium, rate and cost trends, litigation and regulatory trends, legislative activity, climate change, social and economic patterns.
Inherent in the estimates of ultimate loss and loss adjustment expenses are expected trends in claims severity and frequency among other factors that could vary significantly as claims are settled. The Company’s loss and loss adjustment expense reserves are continually reviewed, and adjustments, if any, are reflected in current operations in the consolidated statements of operations and comprehensive loss in the period in which they become known. The establishment of new loss and loss adjustment expense reserves or the adjustment of previously recorded loss and loss adjustment expense reserves could result in significant positive or negative changes to the Company’s financial condition for any particular period. While the Company believes that it has made a reasonable estimate of loss and loss adjustment expense reserves, the ultimate loss experience may not be as reliably predicted as may be the case with other insurance expenses, and it is possible that actual loss and loss adjustment expenses will be higher or lower than the loss and loss adjustment reserve amount recorded by the Company.
Provision for Commission
Provision for commission includes return commission payable to insurers based on the actual performance of insurance policies issued by the Company against a contractual range of performance targets. The Company’s reserve estimation is based on current and historical performance of the portfolio of insurance policies placed with the insurance carriers.
Provision for commission also includes cancellation reserve which represent the Company’s estimate of return commission payable to insureds based on policy cancellations after the effective date. The Company’s estimation for the reserve uses historical policy cancellation.
The commission slide and cancellation liabilities are based on assumptions and estimates, and while management believes the amount recorded is the Company’s best estimate, the ultimate liability may differ from the amount recorded. The methods for making such estimates and for establishing the resulting liability are continually reviewed, and any adjustments are reflected in the period in which they become known.
Revenue Recognition
Net Earned Premium
Net earned premium represents the earned portion of the Company’s gross written premium for insurance policies written or assumed by the Company and less ceded written premium (any portion of the Company’s gross written premium that is ceded to third-party reinsurers under the Company’s reinsurance agreements). The

Company earns written premiums on a pro-rata basis over the term of the policies. Unearned premium represents the unexpired portion of the Company’s gross written premium. Amounts applicable to reinsurance ceded for unearned premium reserves are reported as a prepaid reinsurance premiums on the consolidated balance sheet.
Commission Income, net
Commission income, net includes:

1.
Managing General Agent (“MGA”) Commission: The Company operates as a MGA for multiple insurers. The Company designs and underwrites insurance products on behalf of the insurers culminating in the sale of insurance policies. The Company earns recurring commission and policy fees associated with the policies, they sell. While the Company has underwriting authority and responsibility for administering claims, the Company does not take the risk associated with policies on the consolidated balance sheets. Rather, the Company works with affiliated and unaffiliated carrier platforms and a diversified panel of highly rated reinsurance companies who pay the Company commission in exchange for the opportunity to take that risk on their balance sheets. The Company’s performance obligation associated with these contracts is the placement of the policy, which is met on the effective data. Upon issuance of a new policy, the Company charges policy fees and inspection fees, retains the share of ceding commission, and remits the balance of premium collected to the respective insurers. Subsequent ceding commission adjustments arising from policy changes such as endorsements, are recognized when the adjustments can be reasonably estimated.

2.
Agency Commission: The Company also operates licensed insurance agencies that are engaged solely in the sale of policies, including non-Hippo policies. For these policies, the Company earns a recurring agency commission from the carriers whose policies the Company sells, which is recorded in the commission income, net line in the consolidated statements of operations and comprehensive loss. Similar to the MGA business, the performance obligation from the agency contracts is the placement of the insurance policies. For both MGA and insurance agency activities, the Company recognizes commission received from insurers for the sale of insurance contracts as revenue at a point in time on the policy effective dates.

3.
Ceding Commission: The Company receives revenue based on the premium it cedes to third-party reinsurers for the compensation reimbursement for the Company’s acquisition and underwriting services. Excess ceding commission over the cost of acquisition and underwriting expenses is included in commission income, net line on the consolidated statements of operations and comprehensive loss. For the policies that the Company write on its own carrier as MGA, the Company recognizes the commission as ceding commission on the consolidated statements of operations and comprehensive loss. The Company earns commission on reinsurance premium ceded in a manner consistent with the recognition of the earned premium on the underlying insurance policies, on a pro-rata basis over the terms of the policies reinsured. The Company records the portion of ceding commission income which represents reimbursement of successful direct acquisition costs related to the underlying policies as an offset to the applicable direct acquisition costs.

4.
Carrier Fronting Fees: Through the Company’s insurance-as-a-service business the Company earns recurring fees from the MGA programs it supports. The Company earns fronting fees in a manner consistent with the recognition of the earned premium on the underlying insurance policies, on a pro-rata basis over the terms of the policies. This revenue is included in the commission income, net line on the consolidated statements of operations and comprehensive loss.

5.	Claim Processing Fees: As a MGA the Company receives a fee, that is calculated as a percent of the premium, from the insurers in exchange for providing claims adjudication services. The claims adjudication services are provided over the term of the policy and recognized ratably over the same period.
Service and Fee Income
Service and fee income mainly represent policy fees and small portion of other revenue. The Company directly bills policyholders for policy fees and collect and retain fees per the terms of the contracts between the Company and its insurers. Similar to the commission revenue, the Company estimates a cancellation reserve for policy fees using historical information. The performance obligation associated with these fees is satisfied at a point in time upon completion of the underwriting process, which is the policy effective date. Accordingly, the Company recognizes all fees as revenue on the policy effective date.
Disaggregated Revenue
The following table disaggregates the Company’s revenues by major source (in millions):

	Year Ended December 31,
	2021	2020
Net earned premium	$38.9	$17.1
Ceding commissions, net	21.3	1.2
Agency commissions, net	12.3	8.4
Policy fees	10.9	2.6
MGA commissions, net	2.6	12.8
Claims processing fees	1.3	4.6
Other revenue	3.6	3.8
Net investment income	0.3	1.1

Total revenue, net	$91.2	$51.6

All revenues for the years ended December 31, 2021, and 2020 are from business conducted in the United States.
Insurance-Related Expenses
Insurance-related expenses primarily consist of amortization of commissions costs and deferred acquisition costs, and credit card processing fees not charged to the Company’s customers. Insurance-related expenses also include employee compensation (including stock-based compensation and benefits) of the Company’s underwriting teams as well as allocated occupancy costs and related overhead based on headcount, and amortization of capitalized internal use software costs. Insurance-related expenses are offset by the portion of ceding commission income which represents reimbursement of successful acquisition costs related to the underlying policies. Additionally, insurance-related expenses are comprised of the costs of providing bound policies and delivering claims services to the Company’s customers. These costs include technology service costs including software, data services, and third-party call center costs in addition to personnel-related costs.
Technology and Development
Technology and development expenses primarily consist of employee compensation (including stock-based compensation and benefits) for the Company’s technology staff, which includes technology development, infrastructure support, actuarial, and third-party services. Technology and development also includes allocated facility costs and related overhead based on headcount.

Sales and Marketing
Sales and marketing expenses primarily consist of sales commissions, advertising costs, and marketing expenditures, as well as employee compensation (including stock-based compensation and benefits) for employees engaged in sales, marketing, data analytics, and customer acquisition. The Company expenses advertising costs as incurred. Sales and marketing also include allocated facility costs and related overhead based on headcount. Advertising costs were $28.9 million and $12.2 million for the years ended December 31, 2021 and 2020, respectively.
General and Administrative
General and administrative expenses primarily consist of employee compensation (including stock-based compensation and benefits) for the Company’s finance, human resources, legal, and general management functions as well as facilities, insurance, and professional services.
Interest and Other (Income) Expense
Interest and other (income) expense after the Business Combination in August 2021 primarily consist of fair value adjustments on outstanding warrants. Prior to the Business Combination, interest and other (income) expense primarily consisted of interest expense incurred for the convertible promissory notes, fair value adjustments on preferred stock warrant liabilities, and fair value adjustments on the embedded derivative on convertible promissory notes.
Gain on extinguishment of debt
The Company recorded a gain on the extinguishment of the convertible promissory notes and related derivative liability of $47.0 million and nil for the years ended December 31, 2021 and 2020, respectively.
Stock-Based Compensation Expense
The Company recognizes stock-based compensation expense based on the estimated fair value of equity-based payment awards on the date of grant using the Black-Scholes-Merton option-pricing model. The Company recognizes stock-based compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards in the Company’s consolidated statements of operations and comprehensive loss. The Company has elected to record forfeitures as they occur.
Certain employees early exercised stock options in exchange for promissory notes. The Company accounted for the promissory notes as nonrecourse in their entirety since the promissory notes are not aligned with a corresponding percentage of the underlying shares. The fair value of the stock option is recognized over the requisite service period through a charge to stock-based compensation expenses. The maturity date of the promissory notes reflects the legal term of the stock option for purposes of valuing the award. These loans and all interest accrued thereon was forgiven upon the consummation of the Business Combination. The forgiveness of the promissory notes were deemed to be exercises.
Income Taxes
The Company accounts for income taxes using the asset and liability method, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between consolidated financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.
The Company accounts for application of the U.S. Global Intangible Low Taxed Income rules by recognizing the tax in the period in which it is incurred.
The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, no amount of benefit attributable to the position is recognized. The tax benefit to be recognized of any tax position that meets the more likely than not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency.
Net Loss Per Share Attributable to Common Stockholders of Hippo Holdings Inc.
Basic and diluted net loss per share attributable to common stockholders of Hippo Holdings Inc. is presented in conformity with the two-class method required for common stock and participating securities. Under the two-class
method, net loss is attributed to common stockholders and participating securities based on their participation rights. The Company considers all series of its convertible preferred stock and unvested common stock, which includes early exercised stock options and restricted stock awards, to be participating securities as holders of such securities have non-forfeitable dividend rights in the event of the Company’s declaration of a dividend for shares of common stock.
Under the two-class method, the net loss attributable to common stockholders of Hippo Holdings Inc. is not allocated to the convertible preferred stock and unvested common stock as these securities do not have a contractual obligation to share in the Company’s losses.
Distributed and undistributed earnings allocated to participating securities are subtracted from net loss in determining net loss attributable to common stockholders. Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average shares used in computing net loss per share attributable to common stockholders.
For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Emerging Growth Company
The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 and is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods as private companies.
The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

Recent Accounting Pronouncements
Accounting Pronouncements Recently Adopted
Internal Use Software
In August 2018, the FASB issued ASU No. 2018-15,
Intangibles — Goodwill and Other — Internal Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. The intent of this pronouncement is to align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software as defined in ASC 350-40. ASU 2018-15 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company adopted this new guidance on a prospective basis on January 1, 2021. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02,
Leases (Topic 842)
, which supersedes FASB ASC Topic 840, Leases, and makes other conforming amendments to U.S. GAAP. ASU 2016-02 requires, among other changes to the lease accounting guidance, lessees to recognize most leases on-balance sheet via a right of use asset and lease liability, with an optional policy election to not recognize lease assets and lease liabilities for leases with a term of 12 months or less. The amendments also require new disclosures, including qualitative and quantitative disclosures to enable users to understand the amount, timing, and judgements related to leases and the related cash flows. ASU 2016-02 is effective for the annual periods in fiscal years beginning after December 15, 2018, and interim periods therein, using a modified retrospective approach. The Company will apply the provisions of this ASU to lease contracts as of January 1, 2022, using the modified retrospective method of adoption. The Company will use the package of practical expedients which permits to (i) not reassess whether any expired or existing contracts are or contain a lease, (ii) to not reassess historical lease classifications for existing leases, and (iii) to not reassess initial direct costs for existing leases. The Company does not anticipate lease classification of leases to change but does expect to recognize right-of-use assets and lease liabilities. These assets and liabilities are expected to represent approximately 2% of assets and liabilities on the consolidated balance sheets for existing operating leases. The Company expects the new guidance to have minimal impact on the Consolidated Statement of Operations and Consolidated Statement of Cash Flows.
In June 2016, the FASB issued ASU No. 2016-13,
Financial instruments — Credit Losses (Topic 326)
: Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for fiscal years, and for interim periods within the fiscal years, beginning after December 15, 2022. The Company expects to adopt Topic 326 effective January 1, 2022 using the modified retrospective approach. Under this method, the Company will recognize the cumulative effect of adopting the standard as an adjustment to the opening balance of retained earnings as of January 1, 2022. The Company does not expect the adoption of this standard to have a material effect on the financial statements.
In January 2020, the FASB issued ASU No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. This ASU will be effective for annual periods beginning after December 15, 2020, and interim periods beginning after December 15, 2020. ASU 2019-12 will be effective for private entities for annual periods beginning after December 15, 2021, and interim periods beginning after December 15, 2022, with early adoption permitted. The Company expects to adopt ASU 2019-12 under the private company transition guidance beginning January 1, 2022 and does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU No. 2020-06,
Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the timing of adoption and the impact on the consolidated financial statements, however, the Company does not expect the adoption of this standard to have a material effect on the financial statements.